Filed with the Securities and Exchange Commission on October 20, 2011

1933 Act Registration File No. 333-86348
1940 Act File No. 811-21079

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 38	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 40	☒

(Check appropriate box or boxes.)
HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(Address of Principal Executive Offices) (Zip Code)

1-866-388-6292
(Registrant’s Telephone Number, Including Area Code)

David B. Perkins
Hatteras Alternative Mutual Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
(Name and Address of Agent for Service)

WITH A COPY TO:
Thomas R. Westle, Esq.
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on ________________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ________________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 38 to the Hatteras Alternative Mutual Funds Trust’s (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 36 on Form N-1A filed September 29, 2011.  This PEA No. 38 is filed for the sole purpose of submitting the XBRL exhibit for the risk return summary first provided in PEA No. 36 to the Trust’s Registration Statement for its series: Hatteras Alpha Hedged Strategies Fund, Hatteras Long/Short Equity Fund, Hatteras Long/Short Debt Fund and Hatteras Hedged Strategies Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that it meets all of the requirements for effectiveness for this Post-Effective Amendment No. 38 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 38 to the Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Raleigh and the State of North Carolina on the 20th day of October, 2011.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

By:  /s/ J. Michael Fields
J. Michael Fields, Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 38 to the Registration Statement has been signed below by the following persons in the capacities indicated and on October 20, 2011.

Signature	Title
Robert Anderson*	Independent Trustee
Robert Anderson

Joseph E. Breslin*	Independent Trustee and Chairman
Joseph E. Breslin

H. Alexander Holmes*	Independent Trustee
H. Alexander Holmes

Thomas Mann*	Independent Trustee
Thomas Mann

Joy Montgomery Rocklin*	Independent Trustee
Joy Montgomery Rocklin

Steve E. Moss*	Independent Trustee
Steve E. Moss

Gregory S. Sellers*	Independent Trustee
Gregory S. Sellers

David B. Perkins*	Interested Trustee, President and Chief Executive Officer
David B. Perkins

Robert Lance Baker*	Treasurer and Chief Financial Officer
Robert Lance Baker

By: /s/ J. Michael Fields J. Michael Fields, Secretary
Attorney-in-Fact pursuant to Power of Attorney filed on February 26, 2010.

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EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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